Janus Investment Fund

Janus Henderson High-Yield Fund

Supplement dated August 29, 2024

to Currently Effective Prospectuses

Effective September 1, 2024, Brad Smith will join Tom Ross and Brent Olson as a Co-Portfolio Manager of Janus Henderson High-Yield Fund (the “Fund”).

Accordingly, effective September 1, 2024, the prospectuses for the Fund are amended as follows:

1.	Under “Management” in the Fund Summary section of the Fund’s prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

Portfolio Management: Brent Olson is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since June 2019. Tom Ross, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since October 2022. Brad Smith is Co-Portfolio Manager of the Fund, which he has co-managed since September 2024.

2.	Under “Portfolio Management” in the Management of the Funds section of the Fund’s prospectuses, the following information replaces the corresponding information in its entirety:

Janus Henderson High-Yield Fund

Co-Portfolio Managers Brent Olson, Tom Ross, and Brad Smith jointly share responsibility for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the others.

Brent Olson is Executive Vice President and Co-Portfolio Manager of Janus Henderson High-Yield Fund, which he has co-managed since June 2019. Mr. Olson is also Portfolio Manager of other Janus Henderson accounts. He initially joined the Adviser in 1997. Following positions at Invesco Funds Group and Three Peaks Capital Management, Mr. Olson was a lead portfolio manager at Scout Investments on a growth equity strategy that emphasized fixed income metrics and credit data points to select stocks from 2013 to 2017. He re-joined the Adviser in 2017. Mr. Olson holds a Bachelor of Arts degree in Anthropology from the University of Virginia and a Master of Business Administration degree, with a concentration in Finance, from the University of Colorado.

Tom Ross, CFA, is Global Head of High-Yield of Janus Henderson Investors. He is Executive Vice President and Co- Portfolio Manager of Janus Henderson High-Yield Fund, which he has co-managed since October 2022. Mr. Ross is also Portfolio Manager of other Janus Henderson accounts. He joined the Adviser in 2002. Mr. Ross holds a Bachelor of Sciences degree (Hons) in Biology from Nottingham University. Mr. Ross holds the Chartered Financial Analyst designation.

Brad Smith is Co-Portfolio Manager of Janus Henderson High-Yield Fund, which he has co-managed since September 2024. Mr. Smith is also Portfolio Manager of other Janus Henderson accounts. He joined the Adviser in 2010. Mr. Smith holds a Bachelor of Arts degree in Economics and International Studies from the University of Richmond and a Master of Science degree in International Relations from the London School of Economics.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson High-Yield Fund

Supplement dated August 29, 2024

to Currently Effective Statement of Additional Information

Effective September 1, 2024, Brad Smith will join Tom Ross and Brent Olson as a Co-Portfolio Manager of Janus Henderson High-Yield Fund (the “Fund”).

Accordingly, effective September 1, 2024, the statement of additional information (the “SAI”) for the Fund is amended as follows:

1.

Under “Janus Henderson Portfolio Management” in the Trustees and Officers section of the Fund’s SAI, the following information is added to the table under the heading “Other Accounts Managed” in alphabetical order:

		Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Brad Smith(6)***	Number of Other Accounts Managed Assets in Other Accounts Managed	1 $31.45M	5 $961.66M	6 $3,857.85M
(6)

Effective September 1, 2024, Brad Smith was appointed Co-Portfolio Manager of Janus Henderson High-Yield Fund. This information does not reflect other accounts that Mr. Smith was appointed to manage concurrent with his appointment as Co-Portfolio Manager of the Fund.

***	As of July 31, 2024.

2.	Under “Ownership of Securities” in the Trustees and Officers section of the Fund’s SAI, the following information is added in alphabetical order:

Investment Personnel	Dollar Range of Equity Securities in the Fund(s) Managed		Aggregate Dollar Range of Equity Securities in the Fund Complex

Brad Smith(3)***	Janus Henderson High-Yield Fund	$10,001-$50,000	Over $1,000,000
(3)	Effective September 1, 2024, Brad Smith was appointed Co-Portfolio Manager of Janus Henderson High-Yield Fund.
***	As of July 31, 2024.

Please retain this Supplement with your records.